Expense Example, No Redemption (Invesco Van Kampen Enterprise Fund, USD $)	12 Months Ended
May 02, 2011
Class A, Invesco Van Kampen Enterprise Fund
Expense Example, No Redemption:
Expense Example, No Redemption, By Year, Column [Text]	Class A
1 Year	$ 658
3 Years	886
5 Years	1,133
10 Years	1,838
Class B, Class A, Invesco Van Kampen Enterprise Fund
Expense Example, No Redemption:
Expense Example, No Redemption, By Year, Column [Text]	Class B
1 Year	190
3 Years	588
5 Years	1,011
10 Years	1,995
Class C, Class A, Invesco Van Kampen Enterprise Fund
Expense Example, No Redemption:
Expense Example, No Redemption, By Year, Column [Text]	Class C
1 Year	190
3 Years	588
5 Years	1,011
10 Years	2,190
Class Y, Class A, Invesco Van Kampen Enterprise Fund
Expense Example, No Redemption:
Expense Example, No Redemption, By Year, Column [Text]	Class Y
1 Year	89
3 Years	278
5 Years	482
10 Years	$ 1,073